Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Employee benefit expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	1,931,121	2,009,645	2,142,959
Social welfare costs	782,789	714,484	861,375
Others	433,462	419,090	452,431

Total employee benefit expense	3,147,372	3,143,219	3,456,765